Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
March 31, 2021

Dates Covered
Collections Period	03/01/21 - 03/31/21
Interest Accrual Period	03/15/21 - 04/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/21	211,811,588.44	16,050
Yield Supplement Overcollateralization Amount 02/28/21	8,968,959.61	0
Receivables Balance 02/28/21	220,780,548.05	16,050
Principal Payments	12,835,239.90	430
Defaulted Receivables	479,882.74	29
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/21	8,180,141.50	0
Pool Balance at 03/31/21	199,285,283.91	15,591

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.54%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,279,869.49	74
Past Due 61-90 days	347,397.47	19
Past Due 91-120 days	99,360.94	7
Past Due 121+ days	0.00	0
Total	1,726,627.90	100

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	442,368.89
Aggregate Net Losses/(Gains) - March 2021	37,513.85
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.20%
Prior Net Losses Ratio	-0.55%
Second Prior Net Losses Ratio	0.09%
Third Prior Net Losses Ratio	1.33%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.97%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	32.30

Flow of Funds	$ Amount
Collections	14,464,791.74
Investment Earnings on Cash Accounts	25.53
Servicing Fee	(183,983.79)
Transfer to Collection Account	0.00
Available Funds	14,280,833.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	437,958.41
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	4,354,885.64
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,251,796.87
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	14,280,833.48
Servicing Fee	183,983.79
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 03/15/21	203,640,169.55
Principal Paid	12,526,304.53
Note Balance @ 04/15/21	191,113,865.02

Class A-1
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-2
Note Balance @ 03/15/21	0.00
Principal Paid	0.00
Note Balance @ 04/15/21	0.00
Note Factor @ 04/15/21	0.0000000%

Class A-3
Note Balance @ 03/15/21	107,400,169.55
Principal Paid	12,526,304.53
Note Balance @ 04/15/21	94,873,865.02
Note Factor @ 04/15/21	34.7778098%

Class A-4
Note Balance @ 03/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	71,720,000.00
Note Factor @ 04/15/21	100.0000000%

Class B
Note Balance @ 03/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 04/15/21	24,520,000.00
Note Factor @ 04/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	502,732.08
Total Principal Paid	12,526,304.53
Total Paid	13,029,036.61

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	256,865.41
Principal Paid	12,526,304.53
Total Paid to A-3 Holders	12,783,169.94

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6261921
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.6024918
Total Distribution Amount	16.2286839
A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9415887
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.9175386
Total A-3 Distribution Amount	46.8591273

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	347.66
Noteholders' Principal Distributable Amount	652.34

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/21	2,042,854.72
Investment Earnings	17.35
Investment Earnings Paid	(17.35)
Deposit/(Withdrawal)	-
Balance as of 04/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$507,766.11	$851,720.96	$841,486.29
Number of Extensions	30	48	45
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.37%	0.35%